SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]
8.	SHARE CAPITAL

The Company is authorized to issue an unlimited number of common shares without par value.

In August 2019, the Company issued 12,846,296 common shares on conversion of certain of the convertible notes (note 6) as settlement of both principal and a portion of the interest accrued.

On January 21, 2019, the Company closed a non-brokered private placement by issuing 3,000,000 common shares at CAD 0.05 per share for gross proceeds of CAD 150,000.